LOANS - Allowance for Loans Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses:
Beginning balance	$ 11,859	$ 9,265
Provision (credit) for loan losses	2,982	3,300
Loans charged off	(46)	(926)
Recoveries of loans previously charged off	49	220
Ending balance	14,844	11,859
Ending balance - individually evaluated for impairment	635	1,837
Ending balance - collectively evaluated for impairment	14,140	9,793
Loans:
Ending balance - individually evaluated for impairment	15,075	12,420
Ending balance - collectively evaluated for impairment	1,237,770	1,019,635
Gross loans	1,254,117	1,033,733
Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	229
Ending balance	69	229
Loans:
Gross loans	1,272	1,678
Real estate mortgages
Allowance for loan losses:
Beginning balance	8,057	7,254
Provision (credit) for loan losses	3,516	1,702
Loans charged off	(44)	(908)
Recoveries of loans previously charged off	25	9
Ending balance	11,554	8,057
Ending balance - individually evaluated for impairment	340	1,352
Ending balance - collectively evaluated for impairment	11,145	6,476
Loans:
Ending balance - individually evaluated for impairment	14,742	11,527
Ending balance - collectively evaluated for impairment	1,022,497	756,489
Gross loans	1,038,511	769,694
Real estate mortgages | Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	229
Ending balance	69	229
Loans:
Gross loans	1,272	1,678
Commercial and industrial
Allowance for loan losses:
Beginning balance	3,609	1,885
Provision (credit) for loan losses	(458)	1,598
Loans charged off	0	0
Recoveries of loans previously charged off	15	126
Ending balance	3,166	3,609
Ending balance - individually evaluated for impairment	292	478
Ending balance - collectively evaluated for impairment	2,874	3,131
Loans:
Ending balance - individually evaluated for impairment	307	856
Ending balance - collectively evaluated for impairment	206,590	253,539
Gross loans	206,897	254,395
Commercial and industrial | Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	0
Ending balance	0	0
Loans:
Gross loans	0	0
Consumer and other
Allowance for loan losses:
Beginning balance	193	126
Provision (credit) for loan losses	(76)	0
Loans charged off	(2)	(18)
Recoveries of loans previously charged off	9	85
Ending balance	124	193
Ending balance - individually evaluated for impairment	3	7
Ending balance - collectively evaluated for impairment	121	186
Loans:
Ending balance - individually evaluated for impairment	26	37
Ending balance - collectively evaluated for impairment	8,683	9,607
Gross loans	8,709	9,644
Consumer and other | Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	0
Ending balance	0	0
Loans:
Gross loans	$ 0	$ 0